Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	May 31, 2018	Mar. 31, 2021	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	May 23, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Due from affiliates									$ 425,000,000
Affiliated Entity
Related Party Transaction [Line Items]
Purchases from related party			$ 23,000,000		$ 57,000,000	$ 39,000,000
767 Auto Leasing, LLC
Related Party Transaction [Line Items]
Operating lease terms		22 months		22 months
Lease renewal term		6 months		6 months
Master Loan Agreement
Related Party Transaction [Line Items]
Due from affiliates		$ 133,000,000					$ 133,000,000
Master Loan Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Due from affiliates				$ 1,000,000	129,000,000
Tax Related Liability
Related Party Transaction [Line Items]
Due from affiliates		$ 65,000,000		$ 65,000,000	65,000,000
Master Motor Vehicle Lease and Management Agreement | 767 Auto Leasing, LLC
Related Party Transaction [Line Items]
Operating income or loss, percent		25.00%		25.00%
Master Loan Agreement Due May2021
Related Party Transaction [Line Items]
Due from affiliates		$ 1,000,000		$ 1,000,000				$ 25,000,000
Sale of Marketable Securities | Affiliated Entity
Related Party Transaction [Line Items]
Marketable securities	$ 36,000,000
Hertz Global Holdings
Related Party Transaction [Line Items]
Due from affiliates									$ 425,000,000
Contributions from (distributions to) noncontrolling interests				0	(750,000,000)	$ 0
767 Auto Leasing, LLC | American Entertainment Properties Corp
Related Party Transaction [Line Items]
Payments of distributions to affiliates				$ (75,000,000)
Contributions from (distributions to) noncontrolling interests					$ 49,000,000
767 Auto Leasing, LLC | Master Motor Vehicle Lease and Management Agreement
Related Party Transaction [Line Items]
Operating income or loss, percent				25.00%